INTANGIBLE ASSETS, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS, NET
Amortization of intangible assets	¥ 17,661	¥ 17,212	¥ 16,775
2024	17,617
2025	14,295
2026	9,097
2027	9,097
2028	8,659
Thereafter	¥ 1,668